FIXED ASSETS	12 Months Ended
Dec. 31, 2017
FIXED ASSETS
FIXED ASSETS

NOTE 8 - FIXED ASSETS:

The composition of assets and accumulated depreciation, grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2017	2016	2017	2016	2017	2016
	U.S. dollars in thousands
Office furniture and equipment (including computers)	349	203	163	101	186	102
Leasehold improvements	132	132	88	69	44	63
	481	335	251	170	230	165